EQUITY AND NONCONTROLLING INTEREST - EQUITY AND NONCONTROLLING INTEREST NARRATIVE (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) vote $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Class of Stock [Line Items]
Net income (loss) attributable to noncontrolling interests | $		$ (26,444,000)	$ 0	$ 0
Common and preferred shares authorized (shares)		1,055,000,000
Preferred stock, shares authorized (shares)		5,000,000
Preferred stock, par value (USD per share) | $ / shares		$ 1
Common stock, shares, outstanding (shares)		210,860,817	212,259,735	216,777,360
Noncontrolling Interests in Subsidiaries
Class of Stock [Line Items]
Net income (loss) attributable to noncontrolling interests | $		$ (26,444,000)
Noncontrolling Interests in Subsidiaries | Lotte Shanghai Food Company
Class of Stock [Line Items]
Noncontrolling interest, ownership percentage by parent		50.00%
Common stock
Class of Stock [Line Items]
Common stock, shares authorized (shares)		900,000,000
Common stock, par (USD per share) | $ / shares		$ 1
Common stock voting rights, board election percentage		16.66%
Common stock, voting rights (vote) | vote		1
Dividends, common sock, cash, additional percentage over Class B common stock dividends		10.00%
Treasury Stock, Shares, Acquired		0	4,640,964	4,209,112
Common stock | Hershey Trust Company
Class of Stock [Line Items]
Common stock, shares, outstanding (shares)		8,403,121
Class B common stock
Class of Stock [Line Items]
Common stock, shares authorized (shares)		150,000,000
Common stock, voting rights (vote) | vote		10
Conversion of Stock, Shares Converted		0	0
Class B common stock | Hershey Trust Company
Class of Stock [Line Items]
Common stock, shares, outstanding (shares)		60,612,012
Common stock, voting percentage		80.00%
Hershey Trust Company
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired	1,500,000
Treasury Stock Acquired, Average Cost Per Share | $ / shares	$ 106.01
Stock Repurchased During Period, Value | $	$ 159,015,000
Selling, marketing and administrative
Class of Stock [Line Items]
Net income (loss) attributable to noncontrolling interests | $			$ (3,970,000)	$ 577,000
Selling, marketing and administrative | Noncontrolling Interests in Subsidiaries
Class of Stock [Line Items]
Net income (loss) attributable to noncontrolling interests | $			$ (3,970,000)	$ 577,000